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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2008

Date of Reporting Period: February 29, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—94.4%
$2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	A1/A+	$822,720
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	411,260
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (Pre-refunded @ $101, 8/1/11) (FGIC)(b)	A3/A	8,690,678
	Assoc. of Bay Area Gov't Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A+	5,301,749
26,000	5.35%, 11/15/32	NR/A+	25,508,860
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	11,613,850
	Bay Area Gov't Assoc.,
2,000	Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	1,923,640
1,945	Windmere Ranch Dist., Special Assessment,
	6.30%, 9/2/25, (Pre-refunded @ $102, 9/2/11) (b)	NR/AAA	2,189,934
1,085	Capistrano Unified School Dist.,
	Special Tax, 5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	1,155,189
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	A3/A	692,806
	Chula Vista Dist., Special Tax,
	(Pre-refunded @ $102, 9/1/10) (b),
1,160	6.05%, 9/1/25	NR/NR	1,267,834
2,500	6.10%, 9/1/32	Aa1/NR	2,735,400
	Eastlake Woods,
1,825	6.15%, 9/1/26	NR/NR	1,787,734
4,380	6.20%, 9/1/33	NR/NR	4,275,931
2,980	Otay Ranch Village, 5.125%, 9/1/36	NR/NR	2,399,377
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	A3/AA-	786,940
3,535	zero coupon, 8/1/25	A3/AA-	1,199,991
2,500	zero coupon, 8/1/27	A3/AA-	743,250
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,387,567
10,000	Coronado Community Dev. Agcy., Tax Allocation,
	4.875%, 9/1/35 (AMBAC) (h)	NR/AAA	8,786,800
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax,
1,110	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,083,649
210	5.55%, 9/1/15, Ser. A	NR/NR	202,892
305	5.65%, 9/1/16, Ser. A	NR/NR	294,639
160	5.75%, 9/1/17, Ser. A	NR/NR	154,448
530	6.00%, 9/1/20, Ser. A	NR/NR	508,800
1,000	6.00%, 9/1/25, Ser. A	NR/NR	950,900
4,150	6.10%, 9/1/32, Ser. A	NR/NR	3,923,659
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	2,728,020
	Educational Facs. Auth. Rev.,
3,475	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	703,931
2,000	Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	1,706,940
	Empire Union School Dist., Special Tax (AMBAC),
1,560	zero coupon, 10/1/30	Aaa/AAA	395,756
1,265	zero coupon, 10/1/32	Aaa/AAA	283,512
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	325,400
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	793,976
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	2,883,026
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,249,827
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,413,870

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	$1,277,073
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	5,294,597
400	Franklin-McKinley School Dist., GO,
	5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA) (b)	Aaa/AAA	430,936
1,440	Fremont Community Dist., Special Tax, 5.30%, 9/1/30	NR/NR	1,249,430
	Golden State Tobacco Securitization Corp. Rev.,
2,000	zero coupon, 6/1/37, Ser. A-2	Baa3/BBB	1,218,560
8,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	6,640,800
10,000	5.00%, 6/1/35, Ser. A (FGIC) (h)	A2/A	9,193,800
45,000	5.00%, 6/1/38, Ser. A (FGIC) (h)	A2/A	40,844,700
12,485	5.00%, 6/1/45, (AMBAC-TCRS) (h)	Aaa/AAA	11,353,360
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (h)	A/AAA2	5,399,580
11,700	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	12,789,036
36,200	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	41,411,714
	Health Facs. Finance Auth. Rev.,
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	3,500,960
	Catholic Healthcare West (b),
495	5.00%, 7/1/28	A2/A	447,822
70	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08)	A2/A	71,295
2,115	Hope Rehabilitation, 5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A+	2,171,576
	Paradise VY Estates (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A+	5,358,815
3,875	5.25%, 1/1/26	NR/A+	3,697,796
1,750	Huntington Beach Community Facs. Dist., Special Tax, 6.30%, 9/1/32	NR/NR	1,691,182
200	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (b)	Aaa/AAA	197,510
7,000	Irvine Improvement Board Act 1915, Special Assessment, 5.70%, 9/2/26	NR/NR	6,820,590
1,000	Irvine Unified School Dist., Special Tax, 5.125%, 9/1/36, Ser. A	NR/NR	866,600
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	A3/A	578,816
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	A3/A	767,732
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,143,226
	Los Angeles, CP (MBIA),
9,895	5.00%, 2/1/27	Aaa/AAA	9,918,847
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,687,067
	Los Angeles Department of Water & Power Rev. (h),
15,000	4.75%, 7/1/30, Ser. A-2 (FSA)	Aaa/AAA	13,818,150
30,000	5.00%, 7/1/35, Ser. A (FSA)	Aaa/AAA	29,127,600
16,950	5.125%, 7/1/41, Ser. A (FGIC-TCRS)	Aa3/AA	16,358,614
7,200	Los Angeles Wastewater System Rev., 5.00%, 6/1/30, Ser. A (FGIC)	Aa3/AA-	6,855,984
1,000	Manhattan Beach Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aa3/AA	355,010
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,113,354
10,000	5.00%, 10/1/36 (AMBAC) (h)	Aaa/AAA	9,420,500
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	839,599
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,152,831
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	Aaa/NR	3,847,520
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	A1/A+	1,075,706

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$2,705	zero coupon, 8/1/24	A1/A+	$1,035,420
2,000	zero coupon, 5/1/27	A1/A+	636,160
2,150	Modesto High School Dist. Stanislaus Cnty., GO,
	zero coupon, 8/1/26, Ser. A (FGIC)	A1/A+	705,092
55	Modesto Public Financing Auth. Lease Rev., 5.00%, 9/1/29 (AMBAC)(a)(c)(d)	Aaa/AAA	52,491
2,385	Monrovia Financing Auth. Lease Rev., Hillside Wilderness Preserve,
	5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,338,278
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	A3/A	574,170
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	586,842
2,830	zero coupon, 8/1/25 (FGIC)	A3/A	1,009,659
2,775	zero coupon, 8/1/27 (FGIC)	A3/A	869,574
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	3,790,832
2,400	Morgan Hill Unified School Dist., GO, zero coupon, 8/1/23 (FGIC)	A3/AAA	1,064,064
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D, (Pre-refunded @ $101, 6/1/12) (MBIA) (b)	Aaa/AAA	1,621,140
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,112,808
19,805	Oakland, GO, 5.00%, 1/15/27, Ser. A (FGIC)(h)	A1/A+	18,783,854
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (b),
1,395	5.25%, 9/1/27	NR/A	1,512,501
2,185	5.25%, 9/1/33	NR/A	2,374,265
1,000	Orange Cnty. Community Facs. Dist., No. 01-1-Ladera Ranch, Special Tax,
	6.00%, 8/15/25, Ser. A (Pre-refunded @ $101, 8/15/10) (b)	NR/AAA	1,084,920
9,500	Orange Cnty. Sanitation Dist., CP,
	5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC) (b)	Aa3/AA	10,351,105
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	312,322
1,230	zero coupon, 12/1/31	Aaa/AAA	294,044
1,225	zero coupon, 12/1/32	Aaa/AAA	275,062
1,750	Paramount Unified School Dist., GO, zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	738,325
	Perris Public Financing Auth. Rev., Tax Allocation, Ser. C,
780	5.375%, 10/1/20	NR/BBB+	773,292
1,800	5.625%, 10/1/31	NR/BBB+	1,743,984
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (FGIC) (h)	A2/A	9,139,800
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,210,772
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/BBB	2,400,192
2,300	5.125%, 9/1/28, Area B	NR/NR	1,981,910
1,500	5.50%, 9/1/25	NR/BBB	1,397,925
3,000	5.60%, 9/1/33	NR/BBB	2,756,550
1,000	6.05%, 9/1/25, Area A	NR/NR	1,004,970
5,500	6.125%, 9/1/33, Area A	NR/NR	5,531,570
	Community Facs. Dist. No. 10,
1,000	5.65%, 9/1/25	NR/NR	920,290
2,200	5.70%, 9/1/32	NR/NR	1,998,194
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	1,965,820
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	A3/A	419,355

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	$3,316,845
	Riverside Unified School Dist. Community Facs. Dist. No. 15, Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	868,630
1,000	5.25%, 9/1/30	NR/NR	846,030
1,000	5.25%, 9/1/35	NR/NR	817,160
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	A1/A+	1,883,650
4,000	zero coupon, 8/1/25	A1/A+	1,403,160
4,000	zero coupon, 8/1/26	A1/A+	1,311,800
4,500	zero coupon, 8/1/27	A1/A+	1,383,840
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27, Ser. B	Aaa/AAA	3,670,656
3,365	5.00%, 9/1/32	Aaa/AAA	3,236,322
2,075	5.00%, 9/1/33	Aaa/AAA	1,991,294
4,500	Sacramento City Financing Auth. Rev., Ser. A,
	5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FSA)(b)	Aaa/AAA	4,841,010
4,475	North Natomas CFD No. 2, 6.25%, 9/1/23	NR/NR	4,260,826
8,990	Sacramento Cnty. Airport System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	8,754,912
14,350	Sacramento Cnty. Sanitation Dist. Rev.,
	5.00%, 12/1/35, (Pre-refunded @ $100, 12/1/14) (AMBAC) (b)(h)	Aaa/AAA	15,604,477
	San Diego Cnty. Water Auth., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,222,117
8,000	5.00%, 5/1/29	Aaa/AAA	7,937,600
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A (a),
1,200	5.60%, 9/1/21	NR/NR	1,161,408
800	5.70%, 9/1/26	NR/NR	731,704
2,300	5.75%, 9/1/36	NR/NR	2,063,859
1,000	San Diego Public Facs. Financing Auth. Lease Rev.,
	5.00%, 5/15/29, Ser. A (FGIC)	A3/A	979,450
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,288,740
14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32 (MBIA)	Aaa/AAA	12,609,520
7,775	San Diego Unified School Dist., GO, 5.00%, 7/1/27, Ser. D (FGIC) (h)	Aa2/AA	8,177,900
	San Francisco City & Cnty. Airports Commission Rev. (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	Aaa/AAA	4,869,562
11,585	5.00%, 5/1/32	Aaa/AAA	10,903,454
8,715	5.00%, 5/1/32, Ser 28B, (Pre-refunded @ $100, 5/1/12) (b)	Aaa/AAA	9,331,063
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,225,054
	San Jose, Libraries & Parks, GO,
14,970	5.00%, 9/1/32 (MBIA) (h)	Aaa/AAA	14,886,168
10,190	5.125%, 9/1/31	Aa1/AA+	10,249,713
9,150	San Jose Unified School Dist. Santa Clara Cnty., GO,
	5.00%, 8/1/27, Ser. A (FSA) (h)	Aaa/AAA	9,261,356
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	761,560
6,105	zero coupon, 8/1/26	Aaa/AAA	2,150,547
2,300	San Mateo Union High School Dist., GO, zero coupon, 9/1/20 (FGIC)	Aa3/AA-	1,176,542
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,738,062
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,295,285

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Santa Clara Unified School Dist., GO (MBIA),
$2,755	5.00%, 7/1/25	Aaa/AAA	$2,757,975
3,040	5.00%, 7/1/27	Aaa/AAA	3,042,128
1,260	Santa Cruz Cnty. Rev., 5.25%, 8/1/32	A3/NR	1,268,102
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30, (Pre-refunded @ $100, 9/1/13) (b)	NR/NR	2,245,600
2,185	6.25%, 9/1/29	NR/NR	2,152,006
815	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	874,226
2,000	Santa Monica Community College Dist.,
	GO, zero coupon, 8/1/26, Ser. C (MBIA)	Aaa/AAA	641,960
	Saugus Hart School Facs. Financing Auth. Community Facs. Dist., Special Tax,
1,140	6.10%, 9/1/32	NR/NR	1,077,824
2,195	6.125%, 9/1/33	NR/NR	2,059,744
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	A3/A+	379,740
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,564,297
1,800	Southern Mono Health Care Dist., GO, zero coupon, 8/1/26 (MBIA)	Aaa/AAA	595,602
1,600	Statewide Community Dev. Auth. Rev.,
	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,415,632
3,555	Bentley School, 6.75%, 7/1/32 (a)	NR/NR	3,663,321
1,250	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	1,010,338
9,700	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	9,567,789
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	NR/A+	2,616,459
3,000	Live Oak School, 6.75%, 10/1/30	NR/NR	3,003,300
500	Peninsula Project, 5.00%, 11/1/29	NR/NR	418,025
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)	NR/NR	1,171,334
1,365	Windrush School, 5.50%, 7/1/37	NR/NR	1,163,471
	Statewide Financing Auth. Tobacco Settlement Rev.,
1,665	5.625%, 5/1/29	Baa3/NR	1,581,034
20,000	6.00%, 5/1/37, Ser. B	Baa3/NR	19,023,000
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,262,670
	Fresno Cnty.,
3,750	5.625%, 6/1/23	Baa3/BBB	3,743,550
10,000	6.00%, 6/1/35	Baa3/BBB	9,523,200
6,875	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,202,094
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,672,902
8,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	6,464,000
995	Tracy Community Facs. Dist., Special Tax, No. 99-2
	South Macarthur Area, 6.00%, 9/1/27 (ACA)	NR/NR	954,434
	Univ. Rev. (h),
5,500	4.75%, 5/15/35, Ser. F (FSA)	Aaa/AAA	5,027,165
5,000	4.75%, 5/15/35, Ser. G (FGIC)	Aa1/AA	4,463,200
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	4,980,192
10,000	5.00%, 9/1/27, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC) (b)	Aa2/AA	10,598,800
10,000	Ventura Cnty. Community College Dist., GO,
	5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	10,056,000

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	$1,558,576
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	2,004,620
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	A2/A	417,128
2,410	zero coupon, 8/1/26	A2/A	776,382
1,000	Vista Unified School Dist., GO, zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	346,010
	West Contra Costa Unified School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,751,563
2,690	5.00%, 8/1/28	Aaa/AAA	2,692,878
1,890	5.00%, 8/1/31	Aaa/AAA	1,890,756
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	1,807,380
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	A3/A	755,464
	Total California Municipal Bonds & Notes (cost—$798,063,770)		776,093,742

OTHER MUNICIPAL BONDS & NOTES—3.6%
	Iowa—1.8%
16,100	Tobacco Settlement Auth. of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	14,433,650

	New York—0.4%
3,025	State Dormitory Auth. Rev., Hospital Center, 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,192,403

	Pennsylvania—0.4%
4,300	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	3,547,758

	Puerto Rico—1.0%
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (b),
1,580	5.125%, 7/1/29	A3/AAA	1,706,005
420	5.125%, 7/1/29	A3/BBB+	453,495
2,505	Public Building Auth. Rev., Gov't Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	2,263,042
	Sales Tax Financing Corp. Rev., Ser. A (AMBAC),
32,600	zero coupon, 8/1/47	Aaa/AAA	3,019,412
12,500	zero coupon, 8/1/54	Aaa/AAA	758,625
			8,200,579
	Total Other Municipal Bonds & Notes (cost—$33,041,460)		29,374,390

CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)—0.2%
1,500	Modesto Public Financing Auth. Lease Rev.,
	6.40%, 9/1/29, Ser. 354 (cost—$1,481,158)	Aaa/NR	1,490,175

OTHER VARIABLE RATE NOTES (e)—0.7%
	Puerto Rico—0.7%
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$5,539,303)	Ba1/BBB-	5,540,408

CALIFORNIA VARIABLE RATE DEMAND NOTES (e)(f)—1.1%
2,700	Educational Facs. Auth. Rev., Stanford Univ., 1.60%, 3/3/08, Ser. S-4	VMIG1/A-1+	2,700,000
3,965	Health Facs. Finance Auth. Rev.,
	Adventist Health System, 5.00%, 3/3/08, Ser. C	VMIG1/A-1+	3,965,000
2,300	Statewide Community Dev. Auth. Rev., Chevron USA, Inc., 2.05%, 3/3/08	P-1/A-1+	2,300,000
	Total California Variable Rate Demand Notes (cost—$8,965,000)		8,965,000

PIMCO California Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount
(000)		Value*
U.S. TREASURY BILLS (g)—0.0%
$400	2.98%-3.14%, 3/13/08 (cost—$399,594)	$399,594

	Total Investments (cost—$847,490,285)—100.0%	$821,863,309

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,334,292, representing 1.26% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)	Variable Rate Notes—instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2008.

(f)	Maturity date shown is date of next put.

(g)	All or partial amount segregated as collateral for futures contracts.

(h)	Residual Interest Bonds Held in Trust— Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

ACA—insured by American Capital Access Holding Ltd.
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at February 29, 2008:
		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation
Short: U.S. Treasury Bond Futures	(881)	$(105,445)	3/19/08	$(1,334,469)
U.S. Treasury Bond Futures	(779)	(92,409)	6/19/08	(1,694,461)
U.S. Treasury Notes 10 yr. Futures	(426)	(50,561)	3/19/08	(1,996,875)
U.S. Treasury Notes 10 yr. Futures	(26)	(3,049)	6/19/08	(39,406)
				$(5,065,211)

(2) Transactions in options written for the nine months ended February 29, 2008:

	Contracts	Premiums
Options outstanding, May 31, 2007	—	$—
Options written	1,452	1,001,887
Options terminated in closing transactions	(1,452)	(1,001,887)
Options outstanding, February 29, 2008	—	$—

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17CFR270.30a-3(d)) that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2008